Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Depreciation of Property, Plant and Equipment
Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful life of the assets at the following annual rates:

%
Machinery and equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	*

*  Over the shorter term of the lease or the life of the asset

Computation of Basic and Diluted Income Per Ordinary Share
The following table summarizes information related to the computation of basic and diluted income per ordinary share for the years indicated.

	Year ended December 31
	2014	2015	2016
Net income attributable to ordinary shares
(US$ thousands)	14,605	16,520	13,137

Weighted average number of ordinary shares outstanding
used in basic income per ordinary share calculation	7,184,114	7,268,536	7,343,696

Add assumed exercise of outstanding dilutive potential
ordinary shares	134,792	99,448	91,485

Weighted average number of ordinary shares outstanding
used in diluted income per ordinary share calculation	7,318,906	7,367,984	7,435,181

Basic income per ordinary shares (US$)	2.033	2.273	1.789

Diluted income per ordinary shares (US$)	1.996	2.242	1.767

The weighted average number of shares related to options
and RSUs excluded from the diluted earnings per share
calculation because of anti-dilutive effect	37,304	43,181	9,633